Shareholder Fees (dei_DocumentInformationDocumentAxis)	0 Months Ended
May 01, 2013
(Wells Fargo Advantage VT International Equity Fund) | Class 1
Shareholder Fees:
Maximum sales charge (load) imposed on purchases	none
Maximum deferred sales charge (load)	none
(Wells Fargo Advantage VT Omega Growth Fund) | Class 1
Shareholder Fees:
Maximum sales charge (load) imposed on purchases	none
Maximum deferred sales charge (load)	none
(Wells Fargo Advantage VT Opportunity Fund) | Class 1
Shareholder Fees:
Maximum sales charge (load) imposed on purchases	none
Maximum deferred sales charge (load)	none
(Wells Fargo Advantage VT Small Cap Growth Fund) | Class 1
Shareholder Fees:
Maximum sales charge (load) imposed on purchases	none
Maximum deferred sales charge (load)	none
(Wells Fargo Advantage VT Small Cap Value Fund) | Class 1
Shareholder Fees:
Maximum sales charge (load) imposed on purchases	none
Maximum deferred sales charge (load)	none
(Wells Fargo Advantage VT Discovery Fund) | Class 2
Shareholder Fees:
Maximum sales charge (load) imposed on purchases	none
Maximum deferred sales charge (load)	none
(Wells Fargo Advantage VT Index Asset Allocation Fund) | Class 2
Shareholder Fees:
Maximum sales charge (load) imposed on purchases	none
Maximum deferred sales charge (load)	none
(Wells Fargo Advantage VT International Equity Fund) | Class 2
Shareholder Fees:
Maximum sales charge (load) imposed on purchases	none
Maximum deferred sales charge (load)	none
(Wells Fargo Advantage VT Intrinsic Value Fund) | Class 2
Shareholder Fees:
Maximum sales charge (load) imposed on purchases	none
Maximum deferred sales charge (load)	none
(Wells Fargo Advantage VT Omega Growth Fund) | Class 2
Shareholder Fees:
Maximum sales charge (load) imposed on purchases	none
Maximum deferred sales charge (load)	none
(Wells Fargo Advantage VT Opportunity Fund) | Class 2
Shareholder Fees:
Maximum sales charge (load) imposed on purchases	none
Maximum deferred sales charge (load)	none
(Wells Fargo Advantage VT Small Cap Growth Fund) | Class 2
Shareholder Fees:
Maximum sales charge (load) imposed on purchases	none
Maximum deferred sales charge (load)	none
(Wells Fargo Advantage VT Small Cap Value Fund) | Class 2
Shareholder Fees:
Maximum sales charge (load) imposed on purchases	none
Maximum deferred sales charge (load)	none
(Wells Fargo Advantage VT Total Return Bond Fund) | Class 2
Shareholder Fees:
Maximum sales charge (load) imposed on purchases	none
Maximum deferred sales charge (load)	none